MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Marketable Securities [Abstract]
Schedule of Marketable Securities
	December 31,
	2023	2022

Corporate bonds and government treasury notes	$-	$6,375